Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Schedule of Components of Provision for Benefit from Income Taxes

The income tax provision (benefit) consists of the following:

December 31,
2020
Current
Federal	$(11,862)
State	—
Deferred
Federal	(12,214)
State	—
Valuation allowance	24,076
Income tax provision	$—

Schedule of Reconciliation of Statutory Federal Rate to the Company's Effective Tax rate

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

December 31,
2020
Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(13.8)%
Financing cost – derivative warrant liabilities	(5.8)
Change in valuation allowance	(1.4)%
Income taxes benefit	0.0%

Schedule of Deferred Tax Assets and Liabilities

The Company’s net deferred tax assets are as follows:

December 31,
2020
Deferred tax assets:
Start-up/Organization costs	$12,214
Net operating loss carryforwards	11,862
Total deferred tax assets	24,076
Valuation allowance	(24,076)
Deferred tax asset, net of allowance	$—

A Place For Rover INC
Operating Loss Carryforwards [Line Items]
Schedule of Components of Loss before Income Taxes

The following table presents the components of loss before income taxes (in thousands):

	Year Ended December 31,
	2018	2019	2020
U.S.	$(63,467)	$(48,650)	$(56,758)
Foreign	(1,479)	(3,532)	(821)
Total	$(64,946)	$(52,182)	$(57,579)

Schedule of Components of Provision for Benefit from Income Taxes

The following table presents the components of the (provision for) benefit from income taxes (in thousands):

	Year Ended December 31,
	2018	2019	2020
Current tax expense:
U.S. Federal	$—	$—	$—
State	—	(29)	(5)
Foreign	(9)	(91)	(204)
Total current	(9)	(120)	(209)
Deferred tax expense:
U.S. Federal	—	—	—
State	—	—	—
Foreign	278	588	303
Total deferred tax benefit	278	588	303
Total income tax benefit	$269	$468	$94

Schedule of Reconciliation of Statutory Federal Rate to the Company's Effective Tax rate

The following table presents a reconciliation of the statutory federal rate to the Company’s effective tax rate:

	Year Ended December 31,
	2018	2019	2020
Federal income taxes at statutory rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	1.8	1.7	1.6
Tax credits	1.3	1.6	0.2
Equity compensation	(1.1)	(1.0)	(0.9)
Change in valuation allowance	(21.3)	(20.6)	(20.9)
Other, net	(1.3)	(1.8)	(0.8)
Effective income tax rate	0.4%	0.9%	0.2%

Schedule of Deferred Tax Assets and Liabilities

The following table presents the significant components of the Company’s deferred tax assets and liabilities (in thousands):

	December 31,
	2019	2020
Deferred tax assets:
Net operating loss carryforward	$46,810	$55,649
Tax credit carryforward	2,199	2,298
Reserves and accruals	1,030	909
Stock based compensation	498	1,011
Property, plant and equipment	—	214
Other	21	898
Total deferred tax assets	50,558	60,979
Less: Deferred tax assets valuation allowance	(45,180)	(57,225)
Total deferred tax assets, net of valuation allowance	5,378	3,754
Deferred tax liabilities:
Capitalized internal-use software costs	(3,223)	(2,477)
Intangibles	(1,076)	(42)
Property, plant and equipment	(153)	—
Total deferred tax liabilities	(4,452)	(2,519)
Net deferred tax assets	$926	$1,235

Summary of Rollforward of Valuation Allowance

The following table presents a rollforward of the valuation allowance (in thousands):

	Year Ended December 31,
	2018	2019	2020
Balance at beginning of period	$20,620	$34,435	$45,180
Increase in valuation allowance	13,815	10,745	12,045
Balance at end of period	$34,435	$45,180	$57,225

Schedule of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2018	2019	2020
Beginning of period	$218	$383	$550
Current year tax position increases	165	167	24
End of period	$383	$550	$574